Income Taxes (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Capital losses				$ 219,000	$ 219,000
Valuation reserve against capital loss carry forward deferred tax asset				$ 46,000
Federal corporate income tax rate	69.83%	33.99%	34.75%
Income tax expense due to reduction of deferred tax asset (DTA)	$ 4,100,000
US corporate income tax rate	34.00%	34.00%	34.00%
Corporate income tax rate effective in 2018	21.00%
Future federal statutory income tax rate after tax exempt income percent	34.00%
Maximum
Income Taxes [Line Items]
Future federal statutory income tax rate after tax exempt income percent	19.00%
Minimum
Income Taxes [Line Items]
Future federal statutory income tax rate after tax exempt income percent	18.00%